RELATED PARTY TRANSACTIONS - Revenue And Accounts Receivable (Details) - USD ($)	12 Months Ended
	Mar. 31, 2026	Mar. 31, 2025	Mar. 31, 2024
RELATED PARTY TRANSACTIONS
Total revenue	$ 83,467,770	$ 71,452,736	$ 58,546,729
Related party
RELATED PARTY TRANSACTIONS
Total revenue	22,964,495	19,894,638	11,927,909
Accounts receivable	$ 18,674,421	5,381,535
Percentage of collection of receivables with related parties (in %)	44.90%
Related party | Dayong
RELATED PARTY TRANSACTIONS
Total revenue	$ 22,964,495	19,894,638	$ 11,927,909
Accounts receivable	$ 18,674,421	$ 5,381,535